Quarterly Holdings Report
for
Fidelity® Focused Stock Fund
July 31, 2026
TQG-NPRT3-0926
1.804874.122
Common Stocks - 99.1%
	Shares	Value ($)
CANADA - 2.4%
Energy - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
PrairieSky Royalty Ltd	4,883,532	120,777,583
TAIWAN - 4.9%
Information Technology - 4.9%
Semiconductors & Semiconductor Equipment - 4.9%
Taiwan Semiconductor Manufacturing Co Ltd ADR	624,000	252,252,000
UNITED STATES - 91.8%
Communication Services - 8.8%
Interactive Media & Services - 8.8%
Alphabet Inc Class A	1,028,000	366,101,640
Meta Platforms Inc Class A	153,000	85,176,630
TOTAL COMMUNICATION SERVICES		451,278,270
Consumer Discretionary - 12.9%
Automobiles - 1.3%
Tesla Inc (a)	225,000	70,022,250
Broadline Retail - 5.7%
Amazon.com Inc (a)	1,066,338	289,596,074
Hotels, Restaurants & Leisure - 0.3%
Viking Holdings Ltd (a)	175,000	18,261,250
Household Durables - 2.8%
Garmin Ltd	70,000	20,564,600
Leggett & Platt Inc	1,000,240	9,802,352
Somnigroup International Inc	1,683,000	109,950,390
		140,317,342
Textiles, Apparel & Luxury Goods - 2.8%
Ralph Lauren Corp Class A	373,000	141,866,820
TOTAL CONSUMER DISCRETIONARY		660,063,736
Financials - 12.2%
Banks - 4.0%
Citigroup Inc	1,540,000	203,973,000
Capital Markets - 5.5%
Bank of New York Mellon Corp/The	902,909	141,151,764
Robinhood Markets Inc Class A (a)	1,585,000	137,197,600
		278,349,364
Insurance - 2.7%
Chubb Ltd	405,000	142,025,400
TOTAL FINANCIALS		624,347,764
Health Care - 11.8%
Health Care Providers & Services - 4.0%
UnitedHealth Group Inc	491,000	203,470,400
Pharmaceuticals - 7.8%
Eli Lilly & Co	254,500	292,379,780
Johnson & Johnson	409,000	104,847,150
		397,226,930
TOTAL HEALTH CARE		600,697,330
Industrials - 14.9%
Aerospace & Defense - 2.0%
Boeing Co (a)	466,000	100,721,240
Building Products - 1.0%
Modine Manufacturing Co (a)	256,000	51,471,360
Ground Transportation - 1.2%
Old Dominion Freight Line Inc	299,000	63,429,860
Machinery - 7.8%
Cummins Inc	372,000	235,922,400
PACCAR Inc	1,215,000	161,206,200
		397,128,600
Passenger Airlines - 0.5%
United Airlines Holdings Inc (a)	205,000	24,872,650
Trading Companies & Distributors - 2.4%
WW Grainger Inc	88,000	121,635,360
TOTAL INDUSTRIALS		759,259,070
Information Technology - 28.6%
Communications Equipment - 0.3%
Ciena Corp (a)	45,000	16,967,250
Electronic Equipment, Instruments & Components - 4.8%
Corning Inc	56,000	7,742,000
Flex Ltd (a)	2,074,000	235,917,500
		243,659,500
Semiconductors & Semiconductor Equipment - 9.7%
Cerebras Systems Inc Class A (a)(b)	259,000	51,465,890
Intel Corp (a)	557,000	50,241,400
NVIDIA Corp	1,962,000	393,871,500
		495,578,790
Technology Hardware, Storage & Peripherals - 13.8%
Apple Inc	794,405	245,399,649
Dell Technologies Inc Class C	143,000	57,967,910
Seagate Technology Holdings PLC	209,000	178,931,170
Western Digital Corp	396,000	215,756,640
		698,055,369
TOTAL INFORMATION TECHNOLOGY		1,454,260,909
Materials - 2.6%
Metals & Mining - 2.6%
Steel Dynamics Inc	521,000	130,906,460
TOTAL UNITED STATES		4,680,813,539
TOTAL COMMON STOCKS (Cost $3,494,643,990)		5,053,843,122

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Information Technology - 0.1%
Software - 0.1%
Anthropic PBC Series H (c)(d) (Cost $6,773,609)	11,500	6,773,615

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	74,129,471	74,144,297
Fidelity Securities Lending Cash Central Fund (e)(f)	3.72	23,043,896	23,046,200
TOTAL MONEY MARKET FUNDS (Cost $97,184,209)			97,190,497

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $3,598,601,808)	5,157,807,234
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(56,531,771)
NET ASSETS - 100.0%	5,101,275,463

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,773,615 or 0.1% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $12,310,844.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anthropic PBC Series H	5/28/2026	6,773,609

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	55,864,376	1,607,973,112	1,589,695,866	1,431,218	(3,613)	6,288	74,144,297	74,129,471
Fidelity Securities Lending Cash Central Fund	19,169,550	699,248,334	695,371,684	49,652	-	-	23,046,200	23,043,896
	75,033,926	2,307,221,446	2,285,067,550	1,480,870	(3,613)	6,288	97,190,497

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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